Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events
24.	Subsequent events

On January 9, 2026, the Group obtained a borrowing of RMB10,000,000 from Bank of Ningbo with one-year term and an annual interest rate of 3.9%.

On January 13, 2026, Langfang School and Hebei Petroleum College mutually agreed to terminate the cooperation agreement and Langfang School vacated the facilities it occupied at the southern campus of Hebei Petroleum College on January 15, 2026.

On February 25, 2026, Lishui Mengxiang VIE made total capital contribution of RMB2,000,000 to Beijing P.X. by cash.

On March 5, 2026, Mudanjiang Chuangxiang Health Management Co., Ltd. (“Mudanjiang Chuangxiang”) was incorporated in the PRC with 100% ownership by Hebei Chuangxiang.

On April 20, 2026, the Company completed change of the ratio of ADS Ratio, from the current ADS Ratio of one (1) ADS to one hundred (100) ordinary shares to a new ADS Ratio of one (1) ADS to one thousand (1,000) ordinary shares.

The Group has evaluated events subsequent to the balance sheet date of December 31, 2025 through May 12, 2026, the date on which the consolidated financial statements were issued and noted that there are no other subsequent events except for the events mentioned above.